SCHEDULE OF EFFECTIVE INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Notes and other explanatory information [abstract]
Loss before income tax	$ (18,057)		$ (18,347)		$ (40,148)
Statutory tax rate	23.00%		23.00%		23.00%
Income tax benefit at the statutory tax rate	$ 4,153		$ 4,220		$ 9,234
Expenses not recognized for tax purposes	(4,153)		(4,220)		(9,234)
Recognition/Derecognition of deferred tax assets which were not recognized on prior periods					(142)
Income tax expense		[1],[2]		[3],[4]	$ (142)	[5],[6]

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	All non-current assets are located in the state of Israel.
[4]	All revenues are generated in the state of Israel.
[5]	All non-current assets are located in the state of Israel.
[6]	All revenues are generated in the state of Israel.